UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

 (Address of Principal Executive Offices)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS FUND

Class A: INDPX

Class I:  IPDPX

PREFERRED-PLUS FUND

Class A: INPPX

Class I:  IPPPX

ANNUAL REPORT

SEPTEMBER 30, 2019

1-800-869-1679

www.innovativeportfolios.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website                                       www.innovativeportfolios.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

COLLABORATIVE INVESTMENT SERIES TRUST

SHAREHOLDER LETTER

SEPTEMBER 30, 2019 (UNAUDITED)

Dear Shareholders,

As you remember, 2018 was bad for U.S. stock markets - nearly every index showed a negative return for the year. Investors were quite glum… but not us! In a sister company’s January newsletter, I wrote, “In the last four and a half decades there have been ten negative years for the S&P 500 (including 2018). After the previous nine down-years, the S&P 500 bounced back an average of 22% the ‘following year’, seven of those nine times. There is very strong historical precedence that 2019 could be a great year for U.S. stocks.”

As this is being written (on November 12th) the S&P 500 is hitting new highs and showing a total year-to-date return of over 25%, according to Morningstar. If this holds through the end of 2019, it would again qualify as a ‘great year that followed a negative year’ in my opinion.

At Innovative Portfolios we strive to ignore the noise about politics, the Fed, tweets, and global events because long-term, effective money management should be above the fray of knee-jerk reactions to short term news.

Our Dividend Performers portfolio is built using quantitative fundamental (“quantamental” in industry jargon) analysis which removes much of the human bias from the process of picking the portfolio’s equities. Our Preferred Plus portfolio is built in a bespoke manner, using a diversified blend of securities including retail preferred stocks, institutional preferred stocks, fixed rate, fixed-to-floating rate, floating rate, QDI eligible (or not), at a discount (or not), and more. On top of all those, we may opportunistically own a few closed-end preferred funds, especially if we can get them at a discount. In both portfolios, an index option overlay is employed to seek additional cash-flow and alpha.

Unlike many other professional money managers, we are optimistic about common- and preferred stock prices going into 2020. Economic news is good, interest rates are low, most people who want jobs are working, equity valuations are reasonable, and Presidential election years are usually constructive for prices.

Thank you for investing with us!

David S. Gilreath, CFP®

Chief Investment Officer and Senior Portfolio Manager

COLLABORATIVE INVESTMENT SERIES TRUST

SHAREHOLDER LETTER

SEPTEMBER 30, 2019 (UNAUDITED)

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

For prospectuses and more information about the Dividend Performers and Preferred-Plus mutual funds, visit Dividendperformers.com and Preferred-Plus.com.

Risk Considerations and Dividend Information

Risk Considerations

Mutual fund investing involves risk; principal loss is possible.  The Funds are not designed to be a complete investment program.  There can be no assurance that a Fund will achieve its investment objective.  An investment in a Fund involves a high degree of risk.  It is possible that investing in a Fund may result in loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to the investor’s investment objective and individual situation and (ii) consider factors such as investor’s net worth, income, age and risk tolerance.  Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.  Before investing in a Fund, an investor should read the discussion of the risks of investing in the each Funds in the prospectus.

Dividend Information

Regular dividend are declared and distributed quarterly for the Fund.  The Fund’s distributions may be paid from sources or comprised of elements other than ordinary income, including capital gains and/or a return of capital.  This is because the Fund intends to distribute quarterly short-term option capital gains which will be categorized as an estimated return of capital at the time of distribution.  The amount and sources of distributions reported are for financial reporting purposes and are not being provided for shareholder tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year-end.

Preferred Securities and debt securities such as those held in the Preferred-Plus fund involve market risk, financial sector risk, credit risk, and interest rate risk. Preferred securities are subordinate to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk.

The use of credit spreads on the S&P 500 Index by selling/writing an out-of-the-money short put option while simultaneously purchasing an out-of-the-money long put option below the short option position creates option risk, counterparty risk and leverage risk.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

MANAGEMENT DISCUSSION

SEPTEMBER 30, 2019 (UNAUDITED)

Investing Environment

In 2019, the U.S. stock market had a solid performance through September 30, 2019 with the S&P 500 gaining over 20%.  This was the best January - September performance for stocks in over 20 years. Growth stocks generally outperformed value, which hurt the fund since our process tilts towards value.

Performance Discussion

We are pleased with the performance of our Dividend Performers Fund.  A new fund sometimes struggles to find its footing, so the fact that in our first year (fund launch was 12/24/2018) we have enjoyed a nice sprint right out of the gates indicates our stock selection process paired with the option overlay may provide longer-term success.

Since inception (12/24/18), total return for the period ending September 30, 2019 for Class A and Class I was 22.35% and 23.04% respectively.  Additionally, according to Morningstar as of September 30, 2019, the institutional share class, IPDPX, had a nine-month total return of 20.87%.  This compares to the S&P 500 total return of 20.55% and the Morningstar US Fund Options-Based category total return of 10.14%.  Our performance earned us 2nd, 1st, and 5th rankings out of 166 funds in the Morningstar category over trailing 1-month, 3-months, and 9-months as of September 30, 2019 respectively.

Portfolio Activity

The stock selection is a factor-driven mechanical system which favors “lower-risk” (as defined by Revelation Investment Research) dividend paying stocks.  The blend of fifty companies represented in the Fund is over-weighted in two sectors: industrials and consumer cyclical.  Those two sectors were a drag on performance through September, so we were quite pleased our performance was strong despite the headwinds.

The Fund started employing the index option overlay in April 2019, and since then the overlay has added alpha, allowing the fund to pay a distribution above the amount simply earned from the equity dividends alone.

Investment Outlook

We believe equities are fairly priced; not too hot, but not too cold.  With low interest rates, the average P/E ratio of equities could be higher without crossing into “overvalued” territory.  Volatility may increase during the upcoming election cycle; however, we are encouraged by the investment environment for dividend-paying American companies and on the prospect of potentially profiting from the implied volatility on the S&P 500 index.

Thank-you for investing with us!

David S. Gilreath CFP®

Chief Investment Officer & Senior Portfolio Manager

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

MANAGEMENT DISCUSSION

SEPTEMBER 30, 2019 (UNAUDITED)

Investing Environment

The Federal Reserve’s decision for a “mid-cycle” adjustment lead to two 25bps reductions to the Federal Funds Rate.  This coupled with investor demand for income solutions resulted in the perfect combination of lower rates and tightening credit spreads for corporate fixed income investing.  For the nine months ending September 30, 2019, the Bloomberg Barclays US Aggregate Bond Index returned 8.52% while the S&P Preferred Stock Total Return Index returned 15.04%.

Performance Discussion

Since inception (12/24/18), total return for the period ended September 30, 2019 for Class A and Class I was 15.98% and 15.97% respectively.  During the same period, the Fund’s benchmark (S&P US Preferred Stock Total Return Index) had a total return of 17.05%.

There are two points to consider when reviewing mutual funds.  First, mutual fund return rates include reinvestment of all distributions.  Second, it is not possible to invest directly in an index even though it may use one as a benchmark.

Portfolio Activity

The preferred security market is inefficient due to its small market capitalization, complexity, and variety of security structures available.  We believe that a comprehensive analysis of the different structures, credit quality, and interest rate outlook can result in outperformance.

The Fund’s duration was longer than the benchmark index duration which served to enhance performance as interest rates decreased during the year.  The 10-year Treasury started 2019 yielding 2.68% then fell to 1.66% by the end of September.  The portfolio is split equally among exchange-traded $25 par issues and the $1,000 par over-the-counter (OTC) capital securities.  This was a slight detractor from performance as the exchange-traded preferred issues outperformed the OTC issues.  Exchange-traded preferred issues tend to be more volatile than their OTC counter parts.  While this helps outperformance when investors are risk seeking, it can lead to underperformance during periods of risk aversion.  The Fund’s investment in closed-end funds (CEF) is only 1.4% due to the current premium demanded over the closed-end funds net asset value (NAV).

The option overlay on the fund seeks additional return by selling “writing” a non-leveraged credit spread on an S&P 500 ETF.  These credit spreads, with a goal exposure of 7.5% of fund assets, have contributed additional return above our preferred holdings.  The SPY (SPDR S&P 500 ETF Trust) has steadily risen over 20% during the nine months ending September 30, 2019, resulting in the option credit spreads expiring in our favor.

Investment Outlook

 We believe credit risk is a greater concern than interest rate risk.  We expect monetary policy to remain accommodative in the near term.  Slow economic growth both domestically and abroad, modest inflation, international trade issues, and the flatness of the yield curve combined with increased investor demand for income points to a low interest rate environment.  While credit is not a major concern, slowing economic growth compels us to favor high quality over low quality.  The recent cuts in the Federal Funds Rate and easier monetary policy is extending the current economic expansion and has eliminated the inverted treasury curve.   As investors search for higher yield, credit spreads have been driven to the lowest levels of the year.

Bank and financial companies, the largest issuers of preferred securities, have strong and improving balance sheets. Recent third quarter earnings show the American consumers’ desire for credit and investments continues to provide a favorable credit environment for banks.  We are seeing loan growth, deposit growth, strong asset quality, and reasonable profitability among banks that have reported recent earnings.  Double-digit returns in fixed income are very rare; going forward we don’t see any catalyst to for this to continue.   Nonetheless, we also don’t see any reason for preferred securities to give back the gains and feel they could sustain this price level.

Edward “JR” Humphreys CFA, CAIA

Senior Portfolio Manager

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2019 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2019

FUND/INDEX	SINCE INCEPTION*	VALUE
Dividend Performers
Class A	22.35%	$12,235
Class I	23.04%	$12,304
NASDAQ U.S. Broad Dividend Achievers Index	24.92%	$12,492
S&P 500 Index	25.11%	$12,511

Cumulative Performance Comparison of $10,000 Investment Since Inception

Dividend Performers - Class A
Dividend Performers - Class I
NASDAQ U.S. Broad Dividend Achievers Index
S&P 500 Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Dec-18
Jan-19
Feb-19
Mar-19
Apr-19
May-19
Jun-19
Jul-19
Aug-19
Sep-19

* Inception date of Fund is December 24, 2018.

This chart assumes an initial investment of $10,000 made on the closing of December 24, 2018 (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The NASDAQ U.S. Broad Dividend Achievers Index is a market cap index composed of stocks that have been selected annually based on stocks of companies that have historically increased and paid dividends annually and are listed on AMEX, NYSE or NASDAQ.

The S&P 500 Index is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

The Fund's total annual operating expenses before fee waivers, per the May 15, 2019 prospectus, are 3.60% and 3.28% for Class A and Class I, respectively. After fee waivers, the Fund's total annual operating expenses are 1.75% and 1.50% for Class A and Class I, respectively.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2019 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2019

FUND/INDEX	SINCE INCEPTION*	VALUE
Preferred-Plus
Class A	15.98%	$11,598
Class I	15.97%	$11,597
S&P Preferred Stock Total Return Index	17.05%	$11,705

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception December 24, 2018

This chart assumes an initial investment of $10,000 made on the closing of December 24, 2018 (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The S&P Preferred Stock Total Return Index is updated at the end of the business day as per the market it represents. The index is marked as “intraday” so that QR can be run to view what time the index is updated.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

The Fund's total annual operating expenses before fee waivers, per the May 15, 2019 prospectus, are 3.07% and 2.74% for Class A and Class I, respectively. After fee waivers, the Fund's total annual operating expenses are 1.80% and 1.55% for Class A and Class I, respectively.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2019 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials
48.19%
Money Market Fund
3.13%
Put Option
0.04%
Technology
5.82%
Basic Materials
3.80%
Consumer Cyclical
15.67%
Consumer Defensive
6.10%
Financial Services
11.64%
Healthcare
5.61%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2019 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials
4.36%
Money Market Fund
3.10%
Put Option 0.02%
Real Estate Investment
Trust 1.40%
Utilities 5.64%
Closed-End Mutual Funds
1.43%
Consumer Cyclical 1.46%
Consumer Defensive
1.27%
Exchange Traded
Funds 0.81%
Financial Services
80.51%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

	COLLABORATIVE INVESTMENT SERIES TRUST
	DIVIDEND PERFORMERS
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2019

Shares		Value

COMMON STOCKS - 94.85%

Air Courier Services - 1.81%
1,466	FedEx Corp. (a)	$ 213,406

Aircraft Engines & Engine Parts - 1.85%
1,596	United Technologies Corp. (a)	217,886

Arrangement of Transportation of Freight & Cargo - 3.74%
2,606	C.H. Robinson Worldwide, Inc. (a)	220,937
2,948	Expeditors International of Washington, Inc. (a)	219,007
		439,944
Computer & Office Equipment - 1.93%
1,564	International Business Machines Corp. (a)	227,437

Construction Machinery & Equipment - 1.81%
1,684	Caterpillar, Inc. (a)	212,706

Construction, Mining & Materials Handling Machinery & Equipment - 1.88%
2,217	Dover Corp. (a)	220,725

Cutlery, Handtools & General Hardware - 1.90%
1,548	Stanley Black & Decker, Inc. (a)	223,547

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.93%
3,388	Emerson Electric Co. (a)	226,522

Electronic Components & Accessories - 1.86%
1,665	Hubbell, Inc. (a)	218,781

Engines & Turbines - 1.91%
1,380	Cummins, Inc. (a)	224,485

Fabricated Rubber Products, Nec - 1.92%
1,551	Carlisle Companies, Inc. (a)	225,733

Fire, Marine & Casualty Insurance - 3.81%
2,064	American Financial Group, Inc. (a)	222,602
1,519	The Travelers Companies, Inc. (a)	225,860
		448,462
General Industrial Machinery & Equipment - 1.89%
1,418	Illinois Tool Works, Inc. (a)	221,903

Guided Missiles & Space Vehicles & Parts - 1.84%
556	Lockheed Martin Corp. (a)	216,873

Household Furniture - 1.85%
5,309	Leggett & Platt, Inc. (a)	217,350

Investment Advice - 3.83%
1,534	Ameriprise Financial, Inc. (a)	225,651
4,991	Eaton Vance Corp. (a)	224,246
		449,897
Life Insurance - 1.91%
9,292	American Equity Investment Life Holding Co. * (a)	224,866

Metalworking Machinery & Equipment - 1.83%
2,479	Lincoln Electric Holdings, Inc. (a)	215,078

Miscellaneous Transportation Equipment - 1.86%
2,492	Polaris Industries, Inc. (a)	219,321

Motors & Generators - 1.89%
3,052	Regal Beloit Corp. (a)	222,338

Pumps & Pumping Equipment - 1.92%
3,686	ITT, Inc. (a)	225,546

Railroads, Line-Haul Operating - 3.70%
3,158	CSX Corp. (a)	218,755
1,338	Union Pacific Corp. (a)	216,729
		435,484
Retail-Drug Stores And Proprietary Stores - 1.93%
4,097	Walgreens Boots Alliance, Inc. (a)	226,605

Retail-Family Clothing Stores - 3.83%
4,010	The TJX Companies, Inc. (a)	223,517
2,066	Ross Stores, Inc. (a)	226,950
		450,467
Retail-Home Furniture, Furnishings & Equipment Stores - 1.99%
3,436	Williams Sonoma, Inc. (a)	233,579

Retail-Lumber & Other Building Materials Dealers - 1.88%
2,007	Lowe's Companies, Inc. (a)	220,690

Retail-Radio Tv & Consumer Electronics Stores - 1.94%
3,308	Best Buy Co., Inc. (a)	228,219

Retail-Variety Stores - 4.05%
2,318	Target Corp. (a)	247,817
1,923	Walmart, Inc. (a)	228,222
		476,039
Rubber & Plastics Footwear - 2.00%
2,502	Nike, Inc. Class B (a)	234,988

Search, Detection, Navigation, Guidance, Aeronautical, and Nautical System and Instrument Manufacturing - 3.78%
601	Northrop Grumman Corp. (a)	225,249
1,116	Raytheon Co. (a)	218,948
		444,197
Security & Commodity Brokers, Dealers, Exchanges & Services - 1.85%
1,902	T. Rowe Price Group, Inc. (a)	217,303

Semiconductors & Related Devices - 1.90%
1,732	Texas Instruments, Inc. (a)	223,844

Services-Equipment Rental & Leasing, Nec - 1.99%
3,649	Aaron's, Inc. (a)	234,485

Services-Help Supply Services - 1.94%
4,092	Robert Half International, Inc. (a)	227,761

Ship & Boat Building & Repairing - 1.85%
1,188	General Dynamics Corp. (a)	217,083

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.89%
2,289	Stepan Co. (a)	222,170

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.84%
4,240	Nucor Corp. (a)	215,858

Trucking (No Local) - 1.92%
2,039	J.B. Hunt Transport Services, Inc. (a)	225,615

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.50%
2,653	AmerisourceBergen Corp. (a)	218,421
4,606	Cardinal Health, Inc. (a)	217,357
1,542	McKesson Corp. (a)	210,730
		646,508
Wholesale-Durable Goods - 1.93%
765	W.W. Grainger, Inc. (a)	227,320

Wholesale-Industrial Machinery & Equipment - 1.97%
3,192	MSC Industrial Direct Co., Inc. Class A (a)	231,516

TOTAL COMMON STOCKS (Cost $10,693,862) - 94.85%		11,152,537

MONEY MARKET FUND - 3.06%
360,146	First American Government Obligations Fund Class X 1.83% **	360,146
TOTAL MONEY MARKET FUND (Cost $360,146) - 3.06%		360,146

INVESTMENTS IN SECURITIES, AT VALUE (Cost $11,054,008) - 97.91%		11,512,683

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $14,528) - 0.03%		3,570

INVESTMENTS IN SECURITIES AND PURCHASED OPTIONS , AT VALUE (Cost $11,068,536) - 97.94%		11,516,253

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $131,058) - (0.46)%		(53,627)

OTHER ASSETS LESS LIABILITIES, NET - 2.52%		295,635

NET ASSETS - 100.00%		$ 11,758,261

* Non-income producing securities during the period.
**Variable rate security; the rate shown represents the yield at September 30, 2019.
(a) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $11,122,695 representing 94.59% of net assets.
The accompanying notes are an integral part of these financial statements.

	COLLABORATIVE INVESTMENT SERIES TRUST
	DIVIDEND PERFORMERS
	SCHEDULE OF PURCHASED OPTIONS
	SEPTEMBER 30, 2019

PUT OPTIONS - 0.03% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	89	$ 2,055,900	$ 231.00	10/18/2019	$ 267

SPDR S&P 500 ETF Trust	Interactive Brokers	106	2,597,000	245.00	11/1/2019	1,484

SPDR S&P 500 ETF Trust	Interactive Brokers	107	2,514,500	235.00	11/15/2019	1,819

Total Put Options (Premiums Paid $14,528) - 0.03%						$ 3,570

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at September 30, 2019.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

	COLLABORATIVE INVESTMENT SERIES TRUST
	DIVIDEND PERFORMERS
	SCHEDULE OF WRITTEN OPTIONS
	SEPTEMBER 30, 2019

PUT OPTIONS - (0.46)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(89)	$ (2,465,300)	$ 277.00	10/18/2019	$ (4,361)

SPDR S&P 500 ETF Trust	Interactive Brokers	(106)	(3,063,400)	289.00	11/1/2019	(29,150)

SPDR S&P 500 ETF Trust	Interactive Brokers	(107)	(2,963,900)	277.00	11/15/2019	(20,116)

Total Put Options (Premiums Received $131,058) - (0.46)%						$ (53,627)

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at September 30, 2019.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

	COLLABORATIVE INVESTMENT SERIES TRUST
	PREFERRED-PLUS
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2019

Shares		Value

PREFERRED SECURITIES-$25 PAR VALUE - 44.88%

Banks - 0.49%
1,400	Deutsche Bank Contingent Capital Trust V 8.050% (b) (c)	$ 36,120

Deep Sea Foreign Transportation of Freight - 0.11%
300	Costamare, Inc. Series E (Marshall Islands) 8.875% (b) (c)	7,785

Electric & Other Services Combined - 2.67%
4,000	Duke Energy Corp. Series A 5.750% (b) (c)	110,520
3,100	NiSource, Inc. Series B 6.500%, to 3/15/2024 (a) (b) (c)	86,056
		196,576
Electric Services - 1.50%
4,000	NextEra Energy, Inc. Series N 5.650%, due 3/01/2079 (c)	110,200

Life Insurance - 6.87%
6,500	Athene Holdings Ltd. Series A 6.350%, to 6/30/2029 (Bermuda) (a) (b) (c)	182,910
4,000	MetLife, Inc. Series A 4.000% (minimum coupon 4%, 3-month US Libor + 1.000%) ** (b) (c)	98,400
4,000	Prudential Financial, Inc. 5.625%, due 8/15/2058 (c)	111,200
4,014	Reinsurance Group of America, Inc. 5.750%, to 6/15/2026 (a) (c) (maturity date 6/15/2056)	113,596
		506,106
Miscellaneous Business Credit Institution - 1.86%
5,000	National Rural Utilities Cooperative Finance Corp. Series US 5.500%, due 5/15/2064 (c)	137,150

Motor Vehicles & Passenger Car Bodies - 1.46%
4,000	Ford Motor Co. 6.200%, due 6/01/2059 (c)	107,720

National Commercial Banks - 16.18%
3,300	Bank of America Corp. Series GG 6.00% (b) (c)	89,364
3,034	Capital One Financial Corp. Series G 5.200% (b) (c)	76,791
4,000	Capital One Financial Corp. Series I 5.000% (b) (c)	99,880
2,095	Citigroup Capital XIII 8.63575%, due 10/30/2040 (3-month US Libor + 6.370%) ** (c)	57,466
2,301	Huntington Bancshares Series D 6.25% (b) (c)	60,516
3,000	KeyCorp Series E 6.125%, to 12/15/2026 (a) (b) (c)	86,250
1,120	PNC Financial Services Group, Inc. Series P 6.125%, to 5/01/2022 (a) (b) (c)	30,710
6,000	Regions Financial Corp. Series B 6.375%, to 9/15/2024 (a) (b) (c)	166,860
3,000	Regions Financial Corp. Series C 5.700%, to 8/15/2029 (a) (b) (c)	84,870
4,000	Synovus Financial Corp. Series D 6.300%, to 6/21/2023 (a) (b) (c)	108,480
8,000	U.S. Bancorp Series B 3.500% (3-month US Libor + 0.600%) ** (b) (c)	169,120
2,025	U.S. Bancorp Series F 6.500%, to 1/15/2022 (a) (b) (c)	55,384
4,025	Wells Fargo & Co. Series Q 5.85%, to 9/15/2023 (a) (b) (c)	106,341
		1,192,032
Real Estate Investment Trusts - 1.40%
4,000	National Retail Properties, Inc. Series F 5.200% (b) (c)	103,320

Security Brokers, Dealers & Flotation Companies - 4.48%
5,400	Goldman Sachs Group, Inc. Series K 6.375%, to 5/10/2024 (a) (b) (c)	150,120
200	Morgan Stanley Series E 7.125%, to 10/15/2023 (a) (b) (c)	5,740
3,295	Morgan Stanley Series F 6.875%, to 1/15/2024 (a) (b) (c)	92,326
3,000	Morgan Stanley Series K 5.850%, to 4/15/2027 (a) (b) (c)	81,900
		330,086
State Commercial Banks - 6.12%
3,300	Fifth-Third Bancorp Series I 6.625%, to 12/31/2023 (a) (b) (c)	92,400
3,000	GMAC Captial Trust I Series 2 7.94313%, due 2/15/2040 (3-month US Libor + 5.785%) ** (c) FRN	78,630
4,000	State Street Corp. Series D 5.900%, to 3/15/2024 (a) (b) (c)	110,120
6,325	State Street Corp. Series G 5.350%, to 3/15/2026 (a) (b) (c)	169,257
		450,407
Water Transportation - 0.47%
2,100	Teekay Offshore Partners Series E (Marshall Islands) 8.875%, to 2/15/2025 (a) (b) (c)	34,650

Wholesale-Farm Product Raw Materials - 1.27%
900	CHS, Inc. Series 2 7.100%, to 3/31/2024 (a) (b) (c)	23,949
2,560	CHS, Inc. Series 4 7.500%, due 1/21/2025 (b) (c)	69,888
		93,837

TOTAL PREFERRED SECURITIES-$25 PAR VALUE (Cost $3,195,689) - 44.88%		3,305,989

PREFERRED SECURITIES-CAPITAL SECURITIES - 49.97%

Electric Services - 1.49%
100,000	Emera, Inc. Series 16-A 6.750%, to 6/15/2026 (Canada) (a) (c) (maturity date 6/15/2076)	109,750

Electronic & Other Electrical Equipment (No Computer Equip) - 3.79%
150,000	General Electric Co. Series C 4.200%, to 6/15/2023 (a) (b) (c)	114,000
175,000	General Electric Co. Series D 5.000%, to 1/21/2021 (a) (b) (c)	165,307
		279,307
Finance Services - 2.38%
175,000	American Express Co. Series C 4.900%, to 3/15/2020 (a) (b) (c)	175,123

Fire, Marine & Casualty Insurance - 2.24%
160,000	Progressive Corp. Series B 5.375%, to 3/15/2023 (a) (b) (c)	165,200

Life Insurance - 2.35%
160,000	MetLife, Inc. Series D 5.875%, to 3/15/2028 (a) (b) (c)	173,200

National Commercial Banks - 23.70%
200,000	Bank of America Corp. Series JJ 5.125%, to 6/20/2024 (a) (b) (c)	206,750
175,000	Citigroup, Inc. Series N 5.800%, to 11/15/2019 (a) (b) (c)	175,131
180,000	Huntington Bancshares, Inc. Series E 5.700%, to 4/15/2023 (a) (b) (c)	183,343
170,000	JPMorgan Chase & Co. Series CC 4.625%, to 11/01/2022 (a) (b) (c)	166,124
160,000	JPMorgan Chase & Co. Series X 6.100%, to 10/01/2024 (a) (b) (c)	173,571
160,000	KeyCorp Series D 5.000%, to 9/15/2026 (a) (b) (c)	165,400
160,000	PNC Financial Services Group, Inc. Series S 5.000%, to 11/01/2026 (a) (b) (c)	166,000
160,000	Suntrust Banks, Inc. Series H 5.125%, to 12/15/2027 (a) (b) (c)	160,400
160,000	Wachovia Capital Trust II 2.80338%, due 1/15/2027 (3-month US Libor + 0.50%) ** (c) FRN	148,000
3,000	Wachovia Capital Trust III 5.56975% (3-month US Libor + 0.93%) ** (b) (c)	3,011
130	Wells Fargo & Co. Series L 7.500% (b) (c)	197,924
		1,745,654
Personal Credit Institutions - 2.20%
160,000	Discover Financial Services Series C 5.500%, to 10/30/2027 (a) (b) (c)	162,283

Security Brokers, Dealers & Flotation Companies - 4.55%
175,000	Charles Schwab Corp. Series F 5.000%, to 12/01/2027 (a) (b) (c)	178,062
160,000	Goldman Sachs Group, Inc. Series P 5.000%, to 11/10/2022 (a) (b) (c)	157,072
		335,134
State Commercial Banks - 7.27%
180,000	Bank of New York Mellon Corp. Series D 4.500%, to 6/20/2023 (a) (b)	179,325
105,000	Bank of New York Mellon Corp. Series F 4.625%, to 9/20/2026 (a) (b) (c)	107,306
250,000	Fifth-Third Bancorp Series J 5.23338% (3-month US Libor + 3.129%) ** (b) (c) FRN	248,750
		535,381

TOTAL PREFERRED SECURITIES-CAPITAL SECURITIES (Cost $3,602,115) - 49.97%		3,681,032

CLOSED-END MUTUAL FUNDS - 1.43%
1,215	Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (c)	31,080
400	Flaherty & Crumrine Preferred Income Fund, Inc. (c)	5,972
6,950	Nuveen Preferred Securities Income Fund (c)	68,457
TOTAL CLOSED-END MUTUAL FUNDS (Cost $97,051) - 1.43%		105,509

EXCHANGE TRADED FUND - 0.81%
1,600	iShares Preferred & Income Securities ETF (c)	60,048
TOTAL EXCHANGE TRADED FUND (Cost $57,927) - 0.81%		60,048

MONEY MARKET FUND - 3.11%
228,897	First American Government Obligations Fund Class X 1.83% **	228,897
TOTAL MONEY MARKET FUND (Cost $228,897) - 3.11%		228,897

INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,181,679) - 100.20%		7,381,475

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $4,770) - 0.02%		1,147

INVESTMENTS IN SECURITIES AND PURCHASED OPTIONS, AT VALUE (Cost $7,186,449) - 100.22%		7,382,622

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $42,921) - (0.23)%		(17,125)

OTHER ASSETS LESS LIABILITIES, NET - 0.01%		756

NET ASSETS - 100.00%		$ 7,366,253

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $6,973,253 representing 94.66% of net assets.
**Variable rate security; the rate shown represents the yield at September 30, 2019.
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.
FRN- Floating Rate Note is a debt instrument whose coupon rate is tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
Thus, the coupon rate on a floating rate note is variable. It is typically composed of a variable benchmark rate plus a fixed spread.
The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST
PREFERRED-PLUS
SCHEDULE OF PURCHASED OPTIONS
SEPTEMBER 30, 2019

PUT OPTIONS - 0.02% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	30	$ 693,000	$ 231.00	10/18/2019	$ 90

SPDR S&P 500 ETF Trust	Interactive Brokers	33	808,500	245.00	11/1/2019	462

SPDR S&P 500 ETF Trust	Interactive Brokers	35	822,500	235.00	11/15/2019	595

Total Put Options (Premiums Paid $4,770) - 0.02%						$ 1,147

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at September 30, 2019.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST
PREFERRED-PLUS
SCHEDULE OF WRITTEN OPTIONS
SEPTEMBER 30, 2019

PUT OPTIONS - (0.23)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	$ (831,000)	$ 277.00	10/18/2019	$ (1,470)

SPDR S&P 500 ETF Trust	Interactive Brokers	(33)	(953,700)	289.00	11/1/2019	(9,075)

SPDR S&P 500 ETF Trust	Interactive Brokers	(35)	(969,500)	277.00	11/15/2019	(6,580)

Total Put Options (Premiums Received $42,921) - (0.23)%						$ (17,125)

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at September 30, 2019.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2019

	Dividend Performers	Preferred-Plus
Assets:
Investments in Securities, at Value (Cost $11,054,008, and $7,181,679, respectively)	$ 11,512,683	$ 7,381,475
Investments in Purchased Options, at Value (Premiums Paid $14,528, and $4,770, respectively)	3,570	1,147
Receivables:
Dividends and Interest	15,425	49,569
Due from Advisor	-	4,311
Deposit with Broker for Written Options	289,961	104,019
Shareholder Subscriptions	32,911	132
Prepaid Expenses	10,846	2,357
Total Assets	11,865,396	7,543,010
Liabilities:
Written Options, at Value (Premiums Recieved $131,058, and $42,921, respectively)	53,627	17,125
Portfolio Securities Purchased	-	99,765
Shareholder Redemptions	25,228	35,474
Due to Adviser	795	-
Administrative Fees	6,525	4,239
Distribution Fees	3	24
Trustee Fees	3,000	3,000
Accrued Expenses	17,957	17,130
Total Liabilities	107,135	176,757

Net Assets	$ 11,758,261	$ 7,366,253

Net Assets Consist of:
Paid In Capital	$ 11,161,399	$ 7,119,713
Distributable Earnings	596,862	246,540
Net Assets	$ 11,758,261	$ 7,366,253

Class A Shares:
Net Assets	$ 9,392	$ 96,079
Shares outstanding	774	8,556
Net asset value, offering price, and redemption price per share	$ 12.13	$ 11.23

Class I Shares:
Net Assets	$ 11,748,869	$ 7,270,174
Shares outstanding	966,019	648,356
Net asset value, offering price, and redemption price per share	$ 12.16	$ 11.21

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD DECEMBER 24, 2018 (COMMENCEMENT OF INVESTMENT OPERATIONS) THROUGH SEPTEMBER 30, 2019

	Dividend Performers	Preferred-Plus
Investment Income:
Dividends	$ 83,006	$ 87,356
Interest	4,509	68,454
Total Investment Income	87,515	155,810

Expenses:
Advisory fees (Note 4)	36,745	28,017
Administrative fees	9,186	7,004
Distribution (12b-1) fees - Class A (Note 5)	56	92
Audit fees	12,000	12,000
Custody	10,258	5,828
Legal fees	8,023	8,023
Transfer Agent fees	14,868	15,341
Trustee fees (Note 4)	3,000	3,000
Registration fees	2,526	710
Insurance fees	219	216
Other expenses	2,703	2,710
Interest expenses	2,789	2,166
Printing and Mailing fees	311	145
Total Expenses	102,684	85,252
Less fees waived and/or expenses reimbursed by Advisor	(44,722)	(40,969)
Net Expenses	57,962	44,283

Net Investment Income	29,553	111,527

Net Realized Gain (Loss) on:
Investments in Securities	(46,352)	(761)
Capital Gain Distributions from Portfolio Companies	35	-
Written Options	196,508	74,876
Net Realized Gain	150,191	74,115

Net Change in Unrealized Appreciation on:
Investments in Securities	447,717	196,172
Written Options	77,431	25,796
Net Change in Unrealized Appreciation	525,148	221,968

Net Realized and Unrealized Gain on Investments and Written Options	675,339	296,083

Net Increase in Net Assets Resulting from Operations	$ 704,892	$ 407,610

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST
DIVIDEND PERFORMERS
STATEMENT OF CHANGES IN NET ASSETS

	Period Ended	*
	9/30/2019
Increase in Net Assets From Operations:
Net Investment Income	$ 29,553
Net Realized Gain on investments and written options	150,156
Capital Gain Distributions from Portfolio Companies	35
Net Change in Unrealized Appreciation on investments and written options	525,148
Net Increase in Net Assets Resulting from Operations	704,892

Distributions to Shareholders From:
Distributions - Class A	(143)
Distributions - Class I	(107,887)
Total Distributions	(108,030)

Capital Share Transactions	11,161,399

Total Increase in Net Assets	11,758,261

Net Assets:
Beginning of Period	-

End of Period	$ 11,758,261

* For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.
The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST
PREFERRED-PLUS
STATEMENT OF CHANGES IN NET ASSETS

	Period Ended	*
	9/30/2019
Increase in Net Assets From Operations:
Net Investment Income	$ 111,527
Net Realized Gain on investments and written options	74,115
Net Change in Unrealized Appreciation on investments and written options	221,968
Net Increase in Net Assets Resulting from Operations	407,610

Distributions to Shareholders From:
Distributions - Class A	(1,925)
Distributions - Class I	(159,145)
Total Distributions	(161,070)

Capital Share Transactions	7,119,713

Total Increase in Net Assets	7,366,253

Net Assets:
Beginning of Period	-

End of Period	$ 7,366,253

* For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.
The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST
DIVIDEND PERFORMERS - CLASS A
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period.

	Period Ended	(c)
	9/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.04
Net Gain on Securities (Realized and Unrealized)	2.19
Total from Investment Operations	2.23

Distributions from:
Net Investment Income	(0.02)
Realized Gains	(0.08)
Total Distributions	(0.10)

Net Asset Value, at End of Period	$ 12.13

Total Return **	22.35%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9
Ratio of Expenses to Average Net Assets
Before Reimbursement (d) (e)	34.86%	(a)
After Reimbursement (d) (f)	1.83%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement (d) (g)	(32.60)%	(a)
After Reimbursement (d) (g)	0.43%	(a)
Portfolio Turnover	14.83%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Annualized.
(b) Not annualized.
(c) For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.
(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.
These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(e) Expenses before reimbursements (excluding interest expense of 0.08%) was 34.78%.
(f) Expenses after reimbursements (excluding interest expense of 0.08%) was 1.75%,
(g) The net investment income (loss) ratios include interest expenses, if applicable.
The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST
DIVIDEND PERFORMERS - CLASS I
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period.

	Period Ended	(c)
	9/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.07
Net Gain on Securities (Realized and Unrealized)	2.23
Total from Investment Operations	2.30

Distributions from:
Net Investment Income	(0.06)
Realized Gains	(0.08)
Total Distributions	(0.14)

Net Asset Value, at End of Period	$ 12.16

Total Return **	23.04%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,749
Ratio of Expenses to Average Net Assets
Before Reimbursement (d) (e)	2.56%	(a)
After Reimbursement (d) (f)	1.56%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement (d) (g)	(0.21)%	(a)
After Reimbursement (d) (g)	0.80%	(a)
Portfolio Turnover	14.83%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Annualized.
(b) Not annualized.
(c) For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.
(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.
These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(e) Expenses before reimbursements (excluding interest expense of 0.06%) was 2.50%.
(f) Expenses after reimbursements (excluding interest expense of 0.06%) was 1.50%
(g) The net investment income (loss) ratios include interest expenses, if applicable.
The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST
PREFERRED-PLUS - CLASS A
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period.

	Period Ended	(c)
	9/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.31
Net Gain on Securities (Realized and Unrealized)	1.27
Total from Investment Operations	1.58

Distributions from:
Net Investment Income	(0.27)
Realized Gains	(0.08)
Total Distributions	(0.35)

Net Asset Value at End of Period	$ 11.23

Total Return **	15.98%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 96
Ratio of Expenses to Average Net Assets
Before Reimbursement (d) (e)	22.40%	(a)
After Reimbursement (d) (f)	1.81%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement (d) (g)	(16.83)%	(a)
After Reimbursement (d) (g)	3.76%	(a)
Portfolio Turnover	5.67%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Annualized.
(b) Not annualized.
(c) For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.
(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.
These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(e) Expenses before reimbursements (excluding interest expense of 0.06%) was 22.34%.
(f) Expenses after reimbursements (excluding interest expense of 0.06%) was 1.75%
(g) The net investment income (loss) ratios include interest expenses, if applicable.
The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST
PREFERRED-PLUS - CLASS I
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period.

	Period Ended	(c)
	9/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.34
Net Gain on Securities (Realized and Unrealized)	1.24
Total from Investment Operations	1.58

Distributions from:
Net Investment Income	(0.29)
Realized Gains	(0.08)
Total Distributions	(0.37)

Net Asset Value at End of Period	$ 11.21

Total Return **	15.97%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,270
Ratio of Expenses to Average Net Assets
Before Reimbursement (d) (e)	2.76%	(a)
After Reimbursement (d) (f)	1.56%	(a)
Ratio of Net Investment Income to Average Net Assets
Before Reimbursement (d) (g)	2.76%	(a)
After Reimbursement (d) (g)	3.96%	(a)
Portfolio Turnover	5.67%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Annualized.
(b) Not annualized.
(c) For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.
(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.
These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(e) Expenses before reimbursements (excluding interest expense of 0.06%) was 2.70%.
(f) Expenses after reimbursements (excluding interest expense 0.06%) was 1.50%
(g) The net investment income (loss) ratios include interest expenses, if applicable.
The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2019

1.  ORGANIZATION

The Dividend Performers and Preferred-Plus (the “Funds”) are each organized as a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Delaware.  The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds, along with seven additional funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Funds commenced investment operations on December 24, 2018. The investment adviser to the Funds is Innovative Portfolios, LLC (the “Adviser”). Each Fund offers two classes of shares: Class I shares and Class A shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds.

Dividend Performers investment objective is to seek to provide income. Dividend Performers secondary objective is capital appreciation.

Preferred-Plus’s investment objective is to seek to provide income.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standard Update 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  Each Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is each Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code, so that they will not be subject to excise tax on undistributed income and gains. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is each Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended September 30, 2019, related to uncertain tax positions taken on returns filed for the open tax year (2019), or expected to be taken in each Fund’s 2019 tax returns.  The Funds identify their major tax jurisdictions as U.S. federal and certain state tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended September 30, 2019, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds typically distribute substantially all of their net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and short-term capital gains quarterly and long-term capital gains annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of each Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OPTIONS: The Funds invest in put options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.  The respective Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize put options to generate income or gain for the Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the respective Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by each Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the Funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Funds’ investments measured at fair value as of September 30, 2019, by major security type:

Dividend Performer	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 11,152,537	$ -	$ -	$ 11,152,537
Purchased Options	3,303	267	-	3,570
Money Market Fund	360,146	-	-	360,146
Total	$ 11,515,986	$ 267	$ -	$ 11,516,253

Dividend Performer	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (53,627)	$ -	$ -	$ (53,627)
Total	$ (53,627)	$ -	$ -	$ (53,627)

Preferred-Plus	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Preferred Securities – $25 Par Value*	$3,305,989	$ -	$ -	$ 3,305,989
Preferred Securities- Capital Securities	197,924	3,483,108	-	3,681,032
Closed-End Mutual Funds	105,509	-	-	105,509
Exchange Traded Fund	60,048	-	-	60,048
Purchased Options	1,057	90	-	1,147
Money Market Fund	228,897	-	-	228,897
Total	$ 3,899,424	$3,483,198	$ -	$ 7,382,622

Preferred-Plus	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (17,125)	$ -	$ -	$ (17,125)
Total	$ (17,125)	$ -	$ -	$ (17,125)

During the period ended September 30, 2019, there were no transfers between Level 1, 2, or 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a Management Agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement(s)”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for each Fund consistent with its respective Fund investment objective and policies.  As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each respective Fund.

The Agreement(s) continued for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval.  The Agreement(s) may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the respective Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement(s) will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through May 31, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% of the average daily net assets attributable to the Class I shares and 1.75% for the Class A shares.  These fee waivers and expense reimbursements are subject to possible recoupment from each respective Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Fund’s Board, on 60 days written notice to the Adviser.

For the period December 24, 2018 (commencement of investment operations) through September 30, 2019, the Adviser:

	Dividend Performers	Preferred-Plus
Earned	36,745	28,017
Waived	(36,745)	(28,017)
Reimbursed	(7,977)	(12,952)

At September 30, 2019, Dividend Performers owed the Adviser $795.  At September 30, 2019, The Adviser owed Preferred-Plus $4,311.

The Adviser has the ability to recoup previously waived fees or expenses in accordance with the Expense Limitation Agreement as follows:

Dividend Performers

Fiscal Year End	Expiration	Amount
September 30, 2019	September 30, 2022	$44,722

Preferred-Plus

Fiscal Year End	Expiration	Amount
September 30, 2019	September 30, 2022	$40,969

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an administration agreement with Collaborative Fund Services, LLC (“CFS”) to provide administration and compliance services to the Funds. For the services CFS provides under the administration agreement, CFS receives an annual fee of 0.25% of each Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee.  For the period December 24, 2018 through September 30, 2019, CFS earned $9,186 and $7,004 from the Dividend Performers and Preferred-Plus, respectively for these services. As of September 30, 2019, the Fund owed CFS $6,525 and $4,239 from the Dividend Performers and Preferred-Plus, respectively.

CFS has an administration agreement with Empirical Administration, LLC (“Empirical”) which provides administration and compliance services to the Funds.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik also serves as an officer of the Trust.  See the Trustee & Officer table for more information.

5.  DISTRIBUTION (12B-1) PLAN

The Funds have adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor Court Capital, LLC (“Arbor Court”) or the (“Distributor”). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s Class A shares.  The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant. For the period December 24, 2018 through September 30, 2019, the Funds accrued $56 and $92 from the Dividend Performers and Preferred-Plus, respectively.

6.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period ended September 30, 2019, were as follows:

Dividend Performers

Purchases	$11,435,442
Sales	$ 715,515

Preferred-Plus

Purchases	$6,971,463
Sales	$ 201,956

7.  DERIVATIVE TRANSACTIONS

The Funds consider the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of it's derivative activities from December 24, 2018 through September 30, 2019.

Dividend Performers

Average notional value of:

Purchased

 Options

$ 4,388,433

Written Options

$(5,180,967)

Preferred-Plus

Average notional value of:

Purchased

 Options

$ 1,469,733

Written Options

$(1,735,300)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of September 30, 2019.

Dividend Performers
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$3,570
Equity contracts/Equity price risk	Options Written, at value	$(53,627)

Preferred-Plus
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$1,147
Equity contracts/Equity price risk	Options Written, at value	$(17,125)

Dividend Performers
Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Options Purchased	Change in Unrealized Appreciation/(Depreciation) on Options Purchased
Equity contracts/Equity price risk	$(20,287)	$(10,958)

Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Options Written	Change in Unrealized Appreciation/(Depreciation) on Options Written
Equity contracts/Equity price risk	$196,508	$77,431

Preferred-Plus
Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Options Purchased	Change in Unrealized Appreciation/(Depreciation) on Options Purchased
Equity contracts/Equity price risk	$(7,695)	$(3,623)

Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Options Written	Change in Unrealized Appreciation/(Depreciation) on Options Written
Equity contracts/Equity price risk	$74,876	$25,796

The notional value of the derivative instruments outstanding as of September 30, 2019 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The Funds may expose up to 20% of its assets to a credit spread options strategy however market conditions may dictate additional exposure. The Funds seek to achieve a put credit spread on the S&P 500 Index (generally on S&P 500 ETF, SPY) by selling/writing an out-of-the-money short put option while simultaneously purchasing an out-of-the-money long put option below the short option position. (Market conditions may not always allow the credit spread to be sold/written out-of-the-money.)  A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and expiration but different strike prices.  The Funds recognize a realized gain or loss when the put credit spread expires or is closed.  Buying the protective long put option hedges any significant downside risk posed by the short put option by employing a defensive position.

The option premium is derived from "implied volatility" — the expected level of volatility priced into an option — and is higher, on average, than the volatility experienced on the security underlying the option.  By entering into derivatives contracts, the Funds are accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Funds under the derivatives contract.  By providing this risk transfer service, the Funds seek to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.  There can be no assurance that the variance risk premium will be positive for the Funds’ investments at any time or on average and over time.  With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

The seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Conversely, the purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The Funds engage in options transactions involving securities that seek to track the performance of stock indices in order to enhance returns.  Options require additional skills and techniques beyond normal portfolio management.  The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes.  The use of options may magnify the increase or decrease in performance of the Funds and may also subject the Funds to higher price volatility.

The options outstanding as of September 30, 2019, as disclosed in the Schedule of Written Options and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

8.  CAPITAL SHARE TRANSACTIONS

At September 30, 2019, there were unlimited shares authorized at no par value for the Funds.  Paid in capital for the period ended September 30, 2019 amounted to $11,161,399 and $7,119,713 for the Dividend Performers and Preferred-Plus, respectively. The following tables summarize transactions in capital for the period:

Dividend Performers

Class A	December 24, 2018 (commencement of investment operations) through September 30, 2019
	Shares	Amount
Shares Sold	6,089	$ 62,607
Shares Reinvested	12	143
Shares Redeemed	(5,327)	(62,415)
Net Increase	774	$ 335

Class I	December 24, 2018 (commencement of investment operations) through September 30, 2019
	Shares	Amount
Shares Sold	1,134,135	$ 13,074,223
Shares Reinvested	8,904	107,887
Shares Redeemed	(177,020)	(2,021,046)
Net Increase	966,019	$ 11,161,064

Preferred-Plus

Class A	December 24, 2018 (commencement of investment operations) through September 30, 2019
	Shares	Amount
Shares Sold	13,526	$ 144,625
Shares Reinvested	175	1,925
Shares Redeemed	(5,145)	(55,759)
Net Increase	8,556	$ 90,791

Class I	December 24, 2018 (commencement of investment operations) through September 30, 2019
	Shares	Amount
Shares Sold	769,911	$ 8,338,948
Shares Reinvested	14,323	159,145
Shares Redeemed	(135,878)	(1,469,171)
Net Increase	648,356	$ 7,028,922

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  TAX MATTERS

Dividend Performers

For Federal Income Tax purposes, the cost of investments owned at September 30, 2019 is $10,956,873.  As of September 30, 2019, the gross unrealized appreciation on a tax basis totaled $707,600 and the gross unrealized depreciation totaled $201,847 for a net unrealized appreciation of $505,753.

The difference between the book cost and tax cost of investments represents the tax deferral of losses on wash sales.

As of September 30, 2019 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

                $  91,109

Net unrealized appreciation

  505,753

Total

$596,862

The tax character of distributions paid during the period ended September 30, 2019 are as follows:

Ordinary income:	December 24, 2018 (commencement of investment operations) through September 30, 2019
Class A Shares	$ 143
Class I Shares	107,887
Total	$ 108,030

Preferred-Plus

For federal income tax purposes, the cost of investments owned at September 30, 2019 is $7,143,596.  As of September 30, 2019, the gross unrealized appreciation on a tax basis totaled $248,309 and the gross unrealized depreciation totaled $26,408 for a net unrealized appreciation of $221,901.

The difference between the book cost and tax cost of investments represents the tax deferral of losses on wash sales.

As of September 30, 2019 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

$   24,639

Net unrealized appreciation

   221,901

Total

$ 246,540

The tax character of distributions paid during the period ended September 30, 2019 are as follows:

Ordinary income:	December 24, 2018 (commencement of investment operations) through September 30, 2019
Class A Shares	$ 1,925
Class I Shares	159,145
Total	$ 161,070

11.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of September 30, 2019, TD Ameritrade, Inc., for the benefit of its customers, held approximately 99% of the voting securities of Dividend Performers and may be deemed to control Dividend Performers.  As of September 30, 2019, TD Ameritrade, LLC, for benefit of its customers, held 100% of the voting securities of Preferred-Plus and may be deemed to control the Preferred-Plus.

12.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

13.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of Dividend Performers Fund and Preferred-Plus Fund

  each a series of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Dividend Performers Fund and Preferred-Plus Fund, each a series of Collaborative Investment Series Trust (collectively the "Funds"), including the schedules of investments, schedules of purchased options and schedules of written options, as of September 30, 2019, the related statements of operations and statements of changes in net assets for the period December 24, 2018 (commencement of investment operations) through September 30, 2019 and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the period December 24, 2018 (commencement of investment operations) through September 30, 2019.  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Dividend Performers Fund and Preferred-Plus Fund, each a series of Collaborative Investment Series Trust, as of September 30, 2019, the results of their operations, the changes in their net assets, and the financial highlights for the period December 24, 2018 (commencement of investment operations) through September 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018

Abington, Pennsylvania

November 25, 2019

COLLABORATIVE INVESTMENT SERIES TRUST

EXPENSE ILLUSTRATION

       SEPTEMBER 30, 2019 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, April 1, 2019 through September 30, 2019.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dividend Performers - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 to September 30, 2019

Actual	$1,000.00	$1,077.10	$9.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.89	$9.25

* Expenses are equal to the Fund's annualized expense ratio of 1.83% for Class A shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Dividend Performers - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 to September 30, 2019

Actual	$1,000.00	$1,082.52	$8.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.25	$7.89

* Expenses are equal to the Fund's annualized expense ratio of 1.56% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Preferred-Plus - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 to September 30, 2019

Actual	$1,000.00	$1,077.12	$9.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.99	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Preferred-Plus - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2019	September 30, 2019	April 1, 2019 to September 30, 2019

Actual	$1,000.00	$1,076.36	$8.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.25	$7.89

* Expenses are equal to the Fund's annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

COLLABORATIVE INVESTMENT SERIES TRUST

TRUSTEES & OFFICERS

SEPTEMBER 30, 2019 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Fund’s most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	14	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	14	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013	14	None

For the period ended September 30, 2019, each Trustee was paid a fee of $500 per meeting.

The Fund's SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free at 1-800-869-1679.

1The “Fund Complex” consists of the Collaborative Investment Series Trust.

2 The address for each Trustee listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brandon E. Lacoff, Esq.[1] Year of Birth: 1974	Trustee	Since Indefinite/ November 2017 - present	Managing Director of Belpointe Group of Companies since 2004 and Member of Board of Belpointe Asset Management, LLC	14	None
Gregory Skidmore[1] Year of Birth: 1976	Trustee and President	since November 2017	President, Belpointe Asset Management, LLC since 2007.	14	N/A
Brandon Pokersnik Year of Birth: 1978	Secretary and Chief Compliance Officer	since November 2017	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A
Adam Snitkoff Year of Birth: 1965	Treasurer	since November 2017	Tax Attorney (self-employed), since 2012	N/A	N/A

1 Brandon E. Lacoff, Esq. is considered an “Interested” Trustee as defined in the 1940 Act, as amended, because of his ownership interest in the former Adviser.  Gregory Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, as amended, because of his affiliation with the former Adviser.

2 The “Fund Complex” consists of the Collaborative Investment Series Trust.

3 The address for each Trustee and Officer listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

COLLABORATIVE INVESTMENT SERIES TRUST

ADDITIONAL INFORMATION

SEPTEMBER 30, 2019 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in the Funds’ investment portfolios are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-800-869-1679.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

Investment Adviser

Innovative Portfolios, LLC

Distributor

Arbor Court Capital, LLC

Fund Administrator

Collaborative Fund Services, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Sanville & Company

This report is provided for the general information of Dividend Performers and Preferred-Plus shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

A copy of the registrant’s Code of Ethics is filed herewith. Copies of the code of ethics would be made available free of charge, by writing or calling the Fund at 1-800-869-1679 or by mail to 8000 Town Centre Drive Suite 400 Broadview Heights, OH  44147.

Item 3. Audit Committee Financial Expert.

The  registrant's  board of trustees has determined that the registrant does not have an  audit  committee  financial  expert.  This is  because  the  experience provided  by the  members  of  the  audit  committee  together  offers  adequate oversight for the registrants level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2019

$ 23,000

FY 2018

$ 0

(b) Audit-Related Fees

Registrant

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(c) Tax Fees

Registrant

FY 2019

$ 4,000

FY 2018

$ 0

Nature of the fees:

Tax filing and preparation.

(d) All Other Fees

Registrant

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f)  Not applicable

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2019

  N/A

  N/A

FY

2018

  N/A

  N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits

(a)(1)  EX-99.CODE ETH.  Filed herewith.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  November 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  November 27, 2019

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer and Principal Financial Officer of the Trust

Date:  November 27, 2019